Restructuring Reversals (Charges)	6 Months Ended
Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring Reversals (Charges)
12.	Restructuring Reversals (Charges)

During the three and six months ended June 30, 2015, the Company recorded restructuring reversals (charges) of $0.7 million ($0.2 million – 2014) and $(8.4) million ($(0.4) million – 2014), respectively. The restructuring charges during the six months ended June 30, 2015 relate to the termination of the employment of certain seafarers upon the expiration of a time-charter out contract and the reorganization of the Company’s marine operations and corporate services. The restructuring reversals during the three months ended June 30, 2015 relate to reductions to the charges previously accrued as certain seafarers were not terminated as initially planned. The actual restructuring charges were fully reimbursed to the Company by the charterer and the net reimbursement is included in revenues. The restructuring charges in 2014 relate to the termination of the employment of certain seafarers from the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014 and the reversal of an accrual for costs related to the reorganization of the Company’s marine operations.

At June 30, 2015 and December 31, 2014, $2.4 million and $9.0 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets.